Risk Management - Disclosure of Balance Sheet credit quality (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
On-balance sheet, values
Cash and balances at central banks	£ 210,184	£ 224,634	£ 256,351
Cash collateral and settlement balances	119,843	108,889
Loans and advances at amortised cost	346,273	342,747
Debt securities at amortised cost	68,210	56,749
Reverse repurchase agreements and other similar secured lending at amortised cost	4,734	2,594
Trading portfolio assets	166,453	174,605
Financial assets at fair value through the income statement	193,734	206,651
Derivative financial instruments	293,530	256,836
Other assets	891	2,197
Assets held for sale	9,854	3,916
Total assets	1,518,202	1,477,487	£ 1,513,700
Debt securities at amortised cost
On-balance sheet, values
Trading portfolio assets	78,014	75,498
Traded loans
On-balance sheet, values
Trading portfolio assets	13,470	12,653
Total for all internal credit grades
On-balance sheet, values
Cash and balances at central banks	210,184	224,634
Cash collateral and settlement balances	119,843	108,889
Reverse repurchase agreements and other similar secured lending at amortised cost	4,734	2,594
Trading portfolio assets	91,484	88,151
Financial assets at fair value through the income statement	189,916	199,466
Derivative financial instruments	293,530	256,836
Financial assets at fair value through other comprehensive income	78,055	71,830
Other assets	891	2,197
Assets held for sale	9,544	3,855
Total assets	£ 1,412,664	£ 1,357,948
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	100.00%	100.00%
Assets held for sale, percentage	100.00%	100.00%
Total assets, percentage	100.00%	100.00%
Total for all internal credit grades | Loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 346,273	£ 342,747
Debt securities at amortised cost	£ 68,210	£ 56,749
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Debt securities at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 168,061	£ 171,512
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 34,779	£ 34,221
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 13,808	£ 9,952
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 129,625	£ 127,062
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 45,068	£ 47,639
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Reverse Repo
On-balance sheet, values
Financial assets at fair value through the income statement	£ 141,773	£ 149,131
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 110	£ 110
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Debt securities at amortised cost
On-balance sheet, values
Trading portfolio assets	£ 78,014	£ 75,498
Financial assets at fair value through the income statement	£ 2,965	£ 2,586
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 13,470	£ 12,653
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Total for all internal credit grades | 0 to 0.60%
On-balance sheet, values
Cash and balances at central banks	£ 210,184	£ 224,634
Cash collateral and settlement balances	104,446	99,092
Reverse repurchase agreements and other similar secured lending at amortised cost	2,966	2,424
Trading portfolio assets	68,537	69,475
Financial assets at fair value through the income statement	130,466	144,845
Derivative financial instruments	275,232	245,086
Financial assets at fair value through other comprehensive income	78,005	71,375
Other assets	815	2,138
Assets held for sale	1,178	1,110
Total assets	£ 1,212,646	£ 1,183,402
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	87.00%	91.00%
Reverse repurchase agreements, percentage	63.00%	93.00%
Trading portfolio assets, percentage	75.00%	78.00%
Financial assets at fair value through the income statement, percentage	68.00%	73.00%
Derivative financial instruments, percentage	94.00%	95.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%	99.00%
Other assets, percentage	91.00%	97.00%
Assets held for sale, percentage	12.00%	29.00%
Total assets, percentage	86.00%	87.00%
Total for all internal credit grades | 0 to 0.60% | Loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 273,172	£ 266,825
Debt securities at amortised cost	£ 67,645	£ 56,398
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	79.00%	77.00%
Debt securities at amortised cost, percentage	99.00%	99.00%
Total for all internal credit grades | 0 to 0.60% | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 160,441	£ 160,647
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	96.00%	94.00%
Total for all internal credit grades | 0 to 0.60% | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 11,157	£ 10,201
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	32.00%	30.00%
Total for all internal credit grades | 0 to 0.60% | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 6,014	£ 6,005
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	44.00%	60.00%
Total for all internal credit grades | 0 to 0.60% | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 95,560	£ 89,972
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	73.00%	71.00%
Total for all internal credit grades | 0 to 0.60% | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 25,051	£ 30,509
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	56.00%	64.00%
Total for all internal credit grades | 0 to 0.60% | Reverse Repo
On-balance sheet, values
Financial assets at fair value through the income statement	£ 103,571	£ 112,799
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	74.00%	76.00%
Total for all internal credit grades | 0 to 0.60% | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 88	£ 88
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	80.00%	80.00%
Total for all internal credit grades | 0 to 0.60% | Debt securities at amortised cost
On-balance sheet, values
Trading portfolio assets	£ 65,994	£ 65,469
Financial assets at fair value through the income statement	£ 1,756	£ 1,449
On-balance sheet, percentage
Trading portfolio assets, percentage	84.00%	86.00%
Financial assets at fair value through the income statement, percentage	59.00%	56.00%
Total for all internal credit grades | 0 to 0.60% | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 2,543	£ 4,006
On-balance sheet, percentage
Trading portfolio assets, percentage	19.00%	32.00%
Total for all internal credit grades | 0.60 to 11.35%
On-balance sheet, values
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	15,371	9,789
Reverse repurchase agreements and other similar secured lending at amortised cost	1,768	170
Trading portfolio assets	18,920	15,535
Financial assets at fair value through the income statement	58,187	53,957
Derivative financial instruments	18,104	11,616
Financial assets at fair value through other comprehensive income	50	455
Other assets	69	56
Assets held for sale	8,235	2,618
Total assets	£ 185,073	£ 161,495
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	13.00%	9.00%
Reverse repurchase agreements, percentage	37.00%	7.00%
Trading portfolio assets, percentage	21.00%	18.00%
Financial assets at fair value through the income statement, percentage	31.00%	27.00%
Derivative financial instruments, percentage	6.00%	5.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%	1.00%
Other assets, percentage	8.00%	3.00%
Assets held for sale, percentage	87.00%	68.00%
Total assets, percentage	13.00%	12.00%
Total for all internal credit grades | 0.60 to 11.35% | Loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 63,804	£ 66,949
Debt securities at amortised cost	£ 565	£ 350
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	18.00%	20.00%
Debt securities at amortised cost, percentage	1.00%	1.00%
Total for all internal credit grades | 0.60 to 11.35% | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 5,332	£ 8,313
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	5.00%
Total for all internal credit grades | 0.60 to 11.35% | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 21,779	£ 22,322
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	63.00%	65.00%
Total for all internal credit grades | 0.60 to 11.35% | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 7,390	£ 3,490
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	53.00%	35.00%
Total for all internal credit grades | 0.60 to 11.35% | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 29,303	£ 32,824
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	23.00%	26.00%
Total for all internal credit grades | 0.60 to 11.35% | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 19,444	£ 16,852
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	43.00%	35.00%
Total for all internal credit grades | 0.60 to 11.35% | Reverse Repo
On-balance sheet, values
Financial assets at fair value through the income statement	£ 37,565	£ 35,988
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	26.00%	24.00%
Total for all internal credit grades | 0.60 to 11.35% | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 22	£ 22
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	20.00%	20.00%
Total for all internal credit grades | 0.60 to 11.35% | Debt securities at amortised cost
On-balance sheet, values
Trading portfolio assets	£ 11,478	£ 9,642
Financial assets at fair value through the income statement	£ 1,156	£ 1,095
On-balance sheet, percentage
Trading portfolio assets, percentage	15.00%	13.00%
Financial assets at fair value through the income statement, percentage	39.00%	42.00%
Total for all internal credit grades | 0.60 to 11.35% | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 7,442	£ 5,893
On-balance sheet, percentage
Trading portfolio assets, percentage	55.00%	46.00%
Total for all internal credit grades | 11.35 to 100%
On-balance sheet, values
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	26	8
Reverse repurchase agreements and other similar secured lending at amortised cost	0	0
Trading portfolio assets	4,027	3,141
Financial assets at fair value through the income statement	1,263	664
Derivative financial instruments	194	134
Financial assets at fair value through other comprehensive income	0	0
Other assets	7	3
Assets held for sale	131	127
Total assets	£ 14,945	£ 13,051
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements, percentage	0.00%	0.00%
Trading portfolio assets, percentage	4.00%	4.00%
Financial assets at fair value through the income statement, percentage	1.00%	0.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	1.00%	0.00%
Assets held for sale, percentage	1.00%	3.00%
Total assets, percentage	1.00%	1.00%
Total for all internal credit grades | 11.35 to 100% | Loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 9,297	£ 8,973
Debt securities at amortised cost	£ 0	£ 1
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Debt securities at amortised cost, percentage	0.00%	0.00%
Total for all internal credit grades | 11.35 to 100% | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 2,288	£ 2,552
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	1.00%	1.00%
Total for all internal credit grades | 11.35 to 100% | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 1,843	£ 1,698
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	5.00%	5.00%
Total for all internal credit grades | 11.35 to 100% | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 404	£ 457
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	5.00%
Total for all internal credit grades | 11.35 to 100% | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 4,762	£ 4,266
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	4.00%	3.00%
Total for all internal credit grades | 11.35 to 100% | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 573	£ 278
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	1.00%	1.00%
Total for all internal credit grades | 11.35 to 100% | Reverse Repo
On-balance sheet, values
Financial assets at fair value through the income statement	£ 637	£ 344
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Total for all internal credit grades | 11.35 to 100% | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 0	£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Total for all internal credit grades | 11.35 to 100% | Debt securities at amortised cost
On-balance sheet, values
Trading portfolio assets	£ 542	£ 387
Financial assets at fair value through the income statement	£ 53	£ 42
On-balance sheet, percentage
Trading portfolio assets, percentage	1.00%	1.00%
Financial assets at fair value through the income statement, percentage	2.00%	2.00%
Total for all internal credit grades | 11.35 to 100% | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 3,485	£ 2,754
On-balance sheet, percentage
Trading portfolio assets, percentage	26.00%	22.00%